Investments - Long-term Investments - Additional information (Detail) ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) Directors shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) Directors
Schedule of Investments [Line Items]
Impairment charges recognized on equity investments measured at fair value using the measurement alternative	¥ 263	$ 38	¥ 292	¥ 753
Trip.com Group, Ltd
Schedule of Investments [Line Items]
Percentage Of equity interest held by company	7.00%		7.00%		7.00%
Fair value of equity investment	¥ 23,100				$ 3,300
Gains on equity method investments | ¥			¥ 1,900	¥ 1,400
Equity method investment, disposal of ADS | shares	0	0	13	10
Number of directors	8				8
Trip.com Group, Ltd | Active directors
Schedule of Investments [Line Items]
Number of directors	1				1